Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 116,712		$ 102,223
Changes in value on the recognition of inflation effects	(216)	$ (11)	(1,590)	[2]	$ (2,411)
Ending balance	108,602	$ 5,531	116,712		102,223
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	186,944		163,443		124,678
Additions	21,584		20,838		19,083
Additions from business acquisitions	5,867		17,509		3,288
Changes in fair value of past acquisitions					250
Transfer (to)/from assets classified as held for sale	(127)		(100)		(36)
Disposals	(7,196)		(5,236)		(3,959)
Effects of changes in foreign exchange rates	(6,993)		(10,306)		12,751
Changes in value on the recognition of inflation effects	4,762		5,124		7,364
Capitalization of borrowing costs					24
Capitalization of borrowing costs	0				11
Venezuela deconsolidation effect			(4,328)
Ending balance	172,939		186,944		163,443
Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(31,902)
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(70,232)		(61,220)		(44,382)
Depreciation for the year	(14,698)		(15,613)		(12,076)
Transfer (to)/from assets classified as held for sale	78		51		16
Disposals	6,393		4,256		3,505
Effects of changes in foreign exchange rates	1,681		3,007		(5,729)
Changes in value on the recognition of inflation effects	(3,769)		(2,299)		(2,554)
Venezuela deconsolidation effect			2,684
Venezuela impairment			(1,098)
Ending balance	(64,337)		(70,232)		(61,220)
Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	16,210
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,589		9,182
Ending balance	9,568		13,589		9,182
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,589		9,182		7,569
Additions	334		465		328
Additions from business acquisitions	25		5,115		163
Changes in fair value of past acquisitions					50
Transfer of completed projects in progress	526		6		46
Disposals	(93)		(144)		(88)
Effects of changes in foreign exchange rates	(401)		(1,018)		260
Changes in value on the recognition of inflation effects	242		527		854
Capitalization of borrowing costs	0
Venezuela deconsolidation effect			(544)
Ending balance	9,568		13,589		9,182
Land [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(4,654)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,921		18,988
Ending balance	18,902		19,921		18,988
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,972		24,541		17,951
Additions	877		1,474		877
Additions from business acquisitions	451		1,634		763
Transfer of completed projects in progress	567		676		1,039
Disposals	(152)		(588)		(202)
Effects of changes in foreign exchange rates	(1,079)		(1,964)		2,643
Changes in value on the recognition of inflation effects	816		1,016		1,470
Capitalization of borrowing costs	0
Venezuela deconsolidation effect			(817)
Ending balance	25,081		25,972		24,541
Buildings [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(2,371)
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,051)		(5,553)		(3,758)
Depreciation for the year	(786)		(887)		(734)
Transfer (to)/from assets classified as held for sale			44
Disposals	69		40		132
Effects of changes in foreign exchange rates	112		518		(600)
Changes in value on the recognition of inflation effects	(223)		(437)		(593)
Venezuela deconsolidation effect			481
Venezuela impairment			(257)
Ending balance	(6,179)		(6,051)		(5,553)
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	700
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,994		40,104
Ending balance	43,344		45,994		40,104
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	80,302		70,367		53,685
Additions	6,926		6,150		6,499
Additions from business acquisitions	4,128		5,988		1,521
Changes in fair value of past acquisitions					85
Transfer of completed projects in progress	2,193		3,073		2,445
Transfer (to)/from assets classified as held for sale	(127)		(42)		(36)
Disposals	(4,623)		(3,147)		(2,461)
Effects of changes in foreign exchange rates	(3,526)		(2,817)		5,858
Changes in value on the recognition of inflation effects	2,552		2,030		2,710
Capitalization of borrowing costs					61
Capitalization of borrowing costs	0
Venezuela deconsolidation effect			(1,300)
Ending balance	76,204		80,302		70,367
Machinery and equipment [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(11,621)
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(34,308)		(30,263)		(22,449)
Depreciation for the year	(7,437)		(6,928)		(5,737)
Transfer (to)/from assets classified as held for sale	78		7		16
Disposals	4,970		3,125		2,101
Effects of changes in foreign exchange rates	404		437		(3,093)
Changes in value on the recognition of inflation effects	(2,692)		(1,031)		(1,101)
Venezuela deconsolidation effect			1,186
Venezuela impairment			(841)
Ending balance	(32,860)		(34,308)		(30,263)
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	6,125
Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,469		8,255
Ending balance	8,860		8,469		8,255
Refrigeration equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,465		16,978		12,592
Additions	644		389		73
Additions from business acquisitions	537		482		105
Transfer of completed projects in progress	1,711		1,967		1,978
Disposals	(614)		(800)		(574)
Effects of changes in foreign exchange rates	(759)		(1,523)		1,953
Changes in value on the recognition of inflation effects	465		689		851
Capitalization of borrowing costs	0
Venezuela deconsolidation effect			(717)
Ending balance	17,034		17,465		16,978
Refrigeration equipment [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(2,415)
Refrigeration equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,996)		(8,723)		(6,004)
Depreciation for the year	(1,752)		(2,186)		(1,723)
Disposals	579		683		672
Effects of changes in foreign exchange rates	250		1,157		(1,147)
Changes in value on the recognition of inflation effects	(338)		(553)		(521)
Venezuela deconsolidation effect			626
Ending balance	(8,174)		(8,996)		(8,723)
Refrigeration equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	2,083
Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,109		5,677
Ending balance	6,043		8,109		5,677
Returnable bottles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,532		15,943		11,651
Additions	2,888		3,201		2,236
Additions from business acquisitions	393		3,324		23
Transfer of completed projects in progress	3		558		779
Disposals	(312)		(193)		(139)
Effects of changes in foreign exchange rates	(251)		(1,216)		1,271
Changes in value on the recognition of inflation effects	612		(2)		122
Capitalization of borrowing costs	0
Venezuela deconsolidation effect			(83)
Ending balance	14,749		21,532		15,943
Returnable bottles [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(10,116)
Returnable bottles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,423)		(10,266)		(7,378)
Depreciation for the year	(2,827)		(3,365)		(2,235)
Disposals	204		103		227
Effects of changes in foreign exchange rates	631		93		(847)
Changes in value on the recognition of inflation effects	(516)		(44)		(33)
Venezuela deconsolidation effect			56
Ending balance	(8,706)		(13,423)		(10,266)
Returnable bottles [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	7,225
Investments in Fixed Assets in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,390		6,978
Ending balance	7,849		7,390		6,978
Investments in Fixed Assets in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,390		6,978		5,815
Additions	6,482		8,878		8,667
Additions from business acquisitions	290		821		45
Transfer of completed projects in progress	(4,927)		(8,572)		(8,493)
Disposals	(633)				(2)
Effects of changes in foreign exchange rates	(330)		(720)		569
Changes in value on the recognition of inflation effects	66		226		415
Capitalization of borrowing costs					(38)
Capitalization of borrowing costs	0
Venezuela deconsolidation effect			(221)
Ending balance	7,849		7,390		6,978
Investments in Fixed Assets in Progress [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(489)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,710		11,812
Ending balance	13,629		12,710		11,812
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,666		17,368		14,488
Additions	3,322		57		36
Additions from business acquisitions	2		145		668
Changes in fair value of past acquisitions					115
Transfer of completed projects in progress	(93)		2,295		2,206
Disposals	(748)		(352)		(474)
Effects of changes in foreign exchange rates	(354)		153		329
Capitalization of borrowing costs	0
Ending balance	21,559		19,666		17,368
Leasehold improvements [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(236)
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,956)		(5,556)		(4,392)
Depreciation for the year	(1,763)		(1,562)		(1,447)
Disposals	571		300		364
Effects of changes in foreign exchange rates	141		(138)		(81)
Ending balance	(7,930)		(6,956)		(5,556)
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	77
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	530		1,227
Capitalization of borrowing costs					61
Ending balance	407		530		1,227
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,028		2,086		927
Additions	111		224		367
Additions from business acquisitions	41
Transfer of completed projects in progress	20		(3)
Transfer (to)/from assets classified as held for sale			(58)
Disposals	(21)		(12)		(19)
Effects of changes in foreign exchange rates	(293)		(1,201)		(132)
Changes in value on the recognition of inflation effects	9		638		942
Capitalization of borrowing costs					1
Capitalization of borrowing costs	0
Venezuela deconsolidation effect			(646)
Ending balance	895		1,028		2,086
Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(498)		(859)		(401)
Depreciation for the year	(133)		(685)		(200)
Disposals			5		9
Effects of changes in foreign exchange rates	143		940		39
Changes in value on the recognition of inflation effects			(234)		(306)
Venezuela deconsolidation effect			335
Ending balance	$ (488)		$ (498)		$ (859)

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1